PROPERTY, PLANT AND EQUIPMENT ("PP&E") - Tabular Disclosure (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Crude oil and natural gas properties
Crude oil and natural gas properties, cost	$ 13,023,018	$ 13,075,987
Crude oil and natural gas properties, accumulated depreciation, and impairment	(11,700,114)	(11,822,482)
Crude oil and natural gas properties, net book value	1,322,904	1,253,505
Crude oil and natural gas properties, cost - Canadian divestment	(5,808,025)
Crude oil and natural gas properties, accumulated depreciation, and impairment - Canadian divestment	5,808,025
Crude oil and natural gas properties, net book value - Canadian divestment	0
Other capital assets
Other capital assets, cost	99,283	103,355
Other capital assets, accumulated depletion, depreciation, and impairment	(88,598)	(89,468)
Other capital assets, net book value	10,685	13,887
Property, plant and equipment
Total PP&E, cost	7,314,276	13,179,342
Total PP&E, accumulated depletion, depreciation, and impairment	(5,980,687)	(11,911,950)
Property, plant and equipment	$ 1,333,589	$ 1,267,392	$ 463,801